SECURITISATIONS AND COVERED BONDS - Schedule of Securitisation and Covered Bond Programmes (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation notes at fair value through profit or loss	£ 33	£ 45
Loans and advances securitised | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	30,965	34,584
Loans and advances securitised | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	36,729	34,960
Loans and advances securitised | Covered bond programmes | Residential mortgage-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	35,896	33,980
Loans and advances securitised | Covered bond programmes | Social housing loan-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	833	980
Loans and advances securitised | UK residential mortgages | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	18,300	23,984
Loans and advances securitised | Commercial loans | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	388	2,884
Loans and advances securitised | Credit card receivables | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	11,615	5,890
Loans and advances securitised | Motor vehicle finance | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	235	1,826
Loans and advances securitised | Dutch residential mortgages | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	427	0
Notes in issue
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	21,112	28,458
Notes in issue | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	27,226	31,899
Notes in issue | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	17,407	24,077
Notes in issue | Covered bond programmes | Residential mortgage-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	16,907	23,477
Notes in issue | Covered bond programmes | Social housing loan-backed
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	500	600
Notes in issue | UK residential mortgages | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	16,214	21,640
Notes in issue | Commercial loans | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	1,839	4,004
Notes in issue | Credit card receivables | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	8,474	4,340
Notes in issue | Motor vehicle finance | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	251	1,915
Notes in issue | Dutch residential mortgages | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	448	0
Notes in issue | Less held by the Group | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	23,521	27,418
Notes in issue | Less held by the Group | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	0	100
Notes in issue | Total securitisation programmes | Securitisation programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	3,705	4,481
Notes in issue | Total covered bond programmes | Covered bond programmes
SECURITISATIONS AND COVERED BONDS (Details) - Schedule of Securitisation and Covered Bond Programmes [Line Items]
Securitisation and covered bond programmes	£ 17,407	£ 23,977